SUPPLEMENT DATED FEBRUARY 2, 2026 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2025, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN NAME AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the “Trust”) regarding VanEck Green Metals ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
On or about February 13, 2026 (the "Effective Date"), i) the Fund’s name will change to the “VanEck Copper and Green Metals ETF” and ii) its ticker will change to "EMET." Additionally, on the Effective Date, the definition of "green metals" as set forth in the Fund's Principal Investment Strategies will be amended to reflect that copper is a type of green metal. These changes will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective will not change.
Accordingly, on the Effective Date, i) all references to “VanEck Green Metals ETF” are hereby deleted and replaced with “VanEck Copper and Green Metals ETF” and ii) all references to "GMET" are hereby deleted and replaced with "EMET."
In addition, on the Effective Date, the Fund’s Summary Prospectus and Prospectus are modified to include the following changes:

The fifth sentence of the first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following language:
“Green metals” are metals, such as copper and certain rare earth and strategic metals, used in the applications, products and processes that enable the energy transition from fossil fuels to cleaner energy sources and technologies.

The second sentence of the first paragraph of the section entitled “MVIS Global Clean-Tech Metals Index" in the Prospectus will be deleted in its entirety and replaced with the following:

“Green metals” are metals, such as copper and certain rare earth and strategic metals, used in the applications, products and processes that enable the energy transition from fossil fuels to cleaner energy sources and technologies.

Please retain this supplement for future reference.